Stockholder's Equity - Summary of Activity Related to Outstanding Warrants (Details) - Warrants	12 Months Ended
Mar. 31, 2023 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Granted	14,721,737
Warrants Exercised	(1,273,675)
Warrants Cancelled	(3,495,000)
Warrants outstanding, Ending balance	9,953,062
Warrants exercisable	9,953,062
Weighted Average Exercise Price, Warrants Granted | $ / shares	$ 0.87
Weighted Average Exercise Price, Warrants Cancelled | $ / shares	0.04
Weighted Average Exercise Price, Warrants Ending balance | $ / shares	1.73
Weighted Average Exercise Price, Warrants exercisable | $ / shares	$ 1.73
Weighted Average Remaining Contractual Life (Years), Ending balance	6 years
Weighted Average Remaining Contractual Life (Years), Warrants exercisable	6 years